Reportable Segments and Geographic Information	12 Months Ended
Dec. 31, 2024
Reportable Segments and Geographic Information [Abstract]
REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION

NOTE 17:- REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION

a.	Segment information:

The Company's Chief Executive Officer, who is the chief operating decision maker (“CODM”), makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis, accompanied by disaggregated information and contributed profit by the operating segments. The Company identified one operating segment as reportable - the Insurance segment, in which the Company operates as a provider of software solutions for the insurance industry. The insurance segment includes both L&P and P&C segments which are aggregated into one reportable segment.

The other operating segments are insignificant individually and therefore their results are presented together under “All other”. The “All other” category mainly includes certain products sold to non-insurance customers.

The Company’s CODM does not regularly review asset information by segments and, therefore, the Company does not report asset information by segment.

Segment operating profit is comprised of gross profit for the segment less operating expenses that do not include amortization and valuation adjustment on acquired deferred revenue, capitalization of software development, stock based compensation expenses and certain other items.

The following tables present information on reportable segments profit for the period presented:

	Year ended December 31, 2024
	Insurance	All other	Consolidated

Revenues	$520,946	$21,433	$542,379
Less:
Segment Cost of sales	284,827	8,686	293,513
Other Operating expenses *)	143,841	6,357	150,198
Segment operating profit	$92,278	$6,390	$98,668
	Year ended December 31, 2023
	Insurance	All other	Consolidated

Revenues	$492,747	$22,057	$514,804
Less:
Segment Cost of sales	272,470	9,363	281,833
Other Operating expenses *)	130,961	7,869	138,830
Segment operating profit	$89,316	$4,825	$94,141

	Year ended December 31, 2022
	Insurance	All other	Consolidated

Revenues	$452,584	$22,244	$474,828
Less:
Segment Cost of sales	251,753	9,605	261,358
Other Operating expenses *)	121,822	8,171	129,993
Segment operating profit	$79,009	$4,468	$83,477

*)	Represents research and development, sales, and general and administration costs.
	Year ended December 31,
	2024	2023	2022
Insurance segment operating profit	$92,278	$89,316	$79,009
All other segment operating profit	6,390	4,825	4,468
Segment operating profit	98,668	94,141	83,477

Amounts not allocated to segments:
Valuation adjustment on acquired deferred revenue	-	(220)	(92)
Amortization of capitalized software	(6,124)	(5,775)	(5,840)
Amortization of intangible assets	(9,578)	(11,799)	(12,158)
Capitalization of software development	7,133	6,518	6,097
Stock-based compensation	(2,952)	(3,658)	(3,960)
Compensation related to acquisition and acquisition-related costs	(1,298)	(339)	(1,033)
Consolidated operating income	85,849	78,868	66,491

Financial expenses (income), net	(3,978)	1,750	941

Income before tax	$89,827	$77,118	$65,550
b.	Geographic information:

The following table sets forth revenues by country based on the billing address of the customer. Other than as shown below, no other country accounted for more than 10% of the Company’s revenues during the years ended December 31, 2024, 2023 and 2022.

	Year ended December 31,
	2024	2023	2022
1. Revenues:

North America *)	$225,584	$212,217	$197,519
Europe **)	269,704	257,213	232,840
Rest of the world	47,091	45,154	44,377

	$542,379	$514,584	$474,736

*)	Revenues from North America that are shown in the above table consist of revenues primarily from the United States (in amounts of $222,450, $210,507 and $195,916 during the years ended December 31, 2024, 2023 and 2022, respectively). Revenues from the United States are higher by more than 20% than any other country (including Europe and rest of the world countries).

**)	Revenues from Europe include revenues from United Kingdom, or UK, European Union countries (including Nordic region) and Israel. Revenues from the UK amounted to $76,831, $77,219 and $64,380 during the years ended December 31, 2024, 2023 and 2022, respectively.

	December 31,
	2024	2023
2. Long- lived assets, including property and equipment, net and operation right-of-use assets:
APAC	$11,843	$14,167
Israel	11,017	10,871
Europe	6,604	8,544
North America	1,938	2,636

	$31,402	$36,218

c.	Major customer data:

For the years ended December 31, 2024, 2023 and 2022, no single customer contributed more than 10% to the Company’s total revenues.